RIVERNORTH/DOUBLELINE STRATEGIC OPPORTUNITY FUND, INC.
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS (12.23%)(a)
141,265	Barings Global Short Duration High Yield Fund	$2,415,632
237,967	BlackRock 2022 Global Income Opportunity Trust	1,242,188
84,748	Blackstone Strategic Credit Fund	1,173,760
86,404	BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	1,081,778
45,537	GDL Fund	408,922
400,210	Invesco Dynamic Credit Opportunities Fund	4,682,456
819,251	Invesco Senior Income Trust	3,645,666
40,453	Ivy High Income Opportunities Fund	552,993
378,236	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	2,212,681
377,061	Nuveen Credit Strategies Income Fund	2,473,520
161,422	Nuveen Floating Rate Income Opportunity Fund	1,610,992
86,022	Nuveen High Income November 2021 Target Term Fund	806,886
53,274	Nuveen Mortgage Opportunity Term Fund	1,105,436
154,667	PGIM Global High Yield Fund, Inc.	2,381,872
32,345	PGIM Short Duration High Yield Opportunities Fund	607,116
57,215	PIMCO Dynamic Credit Income Fund	1,208,953
42,982	Special Opportunities Fund, Inc.	660,633
210,909	Western Asset High Income Opportunity Fund, Inc.	1,094,618

TOTAL CLOSED-END FUNDS
(Cost $28,472,758)		29,366,102

BUSINESS DEVELOPMENT COMPANIES (2.31%)(a)
216,824	Barings BDC, Inc.	2,389,401
197,667	First Eagle Alternative Capital BDC, Inc.	871,711
325,552	Oaktree Specialty Lending Corp.	2,298,397

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $4,678,084)		5,559,509

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS (6.54%)(a)
$135,000	AAdvantage Loyality IP, Ltd., First Lien - Initial Term Loan(b)	3M US L + 3.00%	04/20/28	139,753
105,000	Aegion Corp., First Lien - Initial Term Loan(b)	3M US L + 4.75%	05/17/28	105,919
180,000	Air Canada, First Lien - B Term Loan(b)	L + 3.50%	08/11/28	180,975
513,096	Air Methods Corp., First Lien - Initial Term Loan(b)	3M US L + 3.50%	04/22/24	509,728
562,054	American Tire Distributors, Inc., First Lien - Initial Term Loan(b)	1M US L + 7.50%	09/02/24	562,715
645,000	Applied Systems, Inc., Second Lien - 2021 Term Loan(b)	3M US L + 5.50%	09/19/25	655,711
95,000	Asurion LLC, Second Lien - New B-3 Term Loan(b)	1M US L + 5.25%	01/31/28	94,842
523,688	Atlas Purchaser, Inc., First Lien - Initial Term Loan(b)	3M US L + 3.00%	05/08/28	518,013
65,000	Blackhawk Network Holdings, Inc., Second Lien (b)	1M US L + 7.00%	06/15/26	64,783
405,768	Bright Bidco B.V., First Lien - 2018 Refinancing B Term Loan(b)	6M US L + 3.50%	06/30/24	324,361
250,000	Cengage Learning, Inc., First Lien - B Term Loan(b)	3M US L + 5.00%	06/29/26	251,946
78,943	ClubCorp Holdings, Inc., First Lien - B Term Loan(b)	3M US L + 2.75%	09/18/24	74,382

Principal Amount/Description		Rate	Maturity	Value
$765,000	Constant Contact, Inc., Second Lien - Initial Term Loan(b)	3M US L + 7.50%	02/12/29	$757,349
230,000	Curium BidCo SARL, Second Lien Term Loan(b)	3M US L + 7.75%	10/27/28	233,882
706,692	Cvent, Inc., First Lien Term Loan(b)	3M US L + 3.75%	11/29/24	704,871
210,188	Cyxtera DC Holdings, Inc., First Lien - Initial Term Loan(b)	3M US L + 3.00%	05/01/24	208,987
295,000	DCert Buyer, Inc., Second Lien - First Amendment Refinancing Term Loan(b)	1M US L + 7.00%	02/19/29	298,410
250,000	DG Investment Intermediate Holdings 2, Inc., Second Lien - Initial Term Loan(b)	1M US L + 6.75%	03/30/29	251,875
480,000	DIRECTV Financing LLC, First Lien - Closing Date Term Loan(b)	3M US L + 5.00%	08/02/27	480,850
586,664	Envision Healthcare Corp., First Lien - Initial Term Loan(b)	1M US L + 3.75%	10/10/25	523,832
480,000	Envision Healthcare Corp., First Lien - Series 2020 New Term Loan(b)	1M US L + 3.75%	10/10/25	408,398
605,477	Flexistential, First Lien - Initial Term Loan(b)	1M US L + 3.50%	08/01/24	564,986
443,623	Gainwell Acquisition Corp., First Lien - B Term Loan(b)	3M US L + 4.00%	10/01/27	445,286
117,557	Global Medical Response, Inc., First Lien - 2018 New Term Loan(b)	3M US L + 4.25%	03/14/25	118,160
130,000	Gogo Intermediate Holdings LLC, First Lien - Initial Term Loan(b)	3M US L + 3.75%	04/30/28	130,339
333,309	Grab Holdings, Inc., First Lien - Initial Term Loan(b)	6M US L + 4.50%	01/29/26	337,752
321,495	Gulf Finance LLC, First Lien - Tranche B Term Loan(b)	1M US L + 5.25%	08/25/23	309,941
225,000	ION Trading Finance, Ltd., First Lien - Initial Dollar (2021) Term Loan(b)	3M US L + 4.75%	04/01/28	225,732
149,625	Ivanti Software, Inc., First Lien - Initial Term Loan(b)	1M US L + 3.00%	12/01/27	150,315
135,000	Kenan Advantage Group, Inc, Second Lien - Initial Term Loan(b)	1M US L + 7.25%	08/18/27	134,156
2,433	Lealand Finance Company B.V., First Lien - Make-Whole Term Loan(b)	3M US L + 3.00%	06/28/24	1,460
31,636	Lealand Finance Company B.V., First Lien - Take-Back Term Loan(b)	3M US L + 4.00%	06/30/25	14,521
367,481	Minotaur Acquisition, Inc., First Lien - B Term Loan(b)	3M US L + 4.75%	03/27/26	366,134
206,211	Misys, Ltd., First Lien - Dollar Term Loan(b)	3M US L + 3.50%	06/13/24	204,843
230,000	Misys, Ltd., Second Lien - Dollar Term Loan(b)	3M US L + 7.25%	06/13/25	231,830
445,000	Mitchell International, Inc., Second Lien - Initial Term Loan(b)	1M US L + 7.25%	12/01/25	445,716
201,828	MLN US HoldCo LLC, First Lien - B Term Loan(b)	1M US L + 4.50%	11/30/25	184,114
438,700	OneDigital Borrower LLC, First Lien - Initial Term Loan(b)	3M US L + 4.50%	11/16/27	441,078
14,219	OneDigital Borrower LLC, First Lien - Delayed Draw Term Loan(b)	3M US L + 5.25%	11/16/27	14,296
422,875	Riverbed Technology, Inc., First Lien - 2020 Extension Term Loan(b)	3M US L + 6.00%	12/31/25	380,588
90,000	Solenis Holdings LLC, Second Lien - Initial Term Loan(b)	1M US L + 8.50%	06/26/26	90,169

Principal Amount/Description		Rate	Maturity	Value
$210,000	Sweetwater Borrower, LLC, First Lien - Initial Term Loan(b)	3M US L + 4.75%	08/03/28	$209,869
383,000	Team Health Holdings, Inc., First Lien - Initial Term Loan(b)	1M US L + 2.75%	02/06/24	374,383
220,000	TIBCO Software, Inc., Second Lien (b)	1M US L + 7.25%	03/03/28	222,805
602,505	Travel Leaders Group LLC, First Lien - 2018 Refinancing Term Loan(b)	1M US L + 4.00%	01/25/24	565,601
727,187	Travelport Finance Luxembourg SARL 1L, 2021, First Lien - Initial (Priority) Term Loan(b)	3M US L + 8.75%	02/28/25	756,145
139,325	Travelport Finance S.a r.l., First Lien - 2021 Consented Term Loan(b)	3M US L + 6.75%	05/29/26	120,342
560,574	Vantage Specialty Chemicals, Inc., First Lien - Closing Date Term Loan(b)	3M US L + 3.50%	10/28/24	551,055
235,000	Viad Corp, First Lien - Initial Term Loan(b)	3M US L + 5.00%	07/30/28	235,000
537,899	WaterBridge Midstream Operating LLC, First Lien - Initial Term Loan(b)	3M US L + 5.75%	06/22/26	525,411

TOTAL BANK LOANS
(Cost $15,315,183)				15,703,609

Shares/Principal Amount/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY NOTES (5.87%)(a)
Financial (5.87%)
$2,000,000	Bain Capital Specialty Finance, Inc.	8.50%	06/10/23	2,078,748
66,132	First Eagle Alternative Capital BDC, Inc.	5.00%	05/25/26	1,669,833
48,198	First Eagle Alternative Capital BDC, Inc.	6.13%	10/30/23	1,211,698
235,511	Oxford Square Capital Corp.	6.50%	03/30/24	5,946,653
$3,150,000	PennantPark Floating Rate Capital, Ltd.	4.25%	04/01/26	3,181,855
				14,088,787
TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $13,805,748)				14,088,787

Shares/Description		Value
COMMON STOCKS (4.49%)(a)
75,000	Apollo Strategic Growth Capital(c)	732,000
50,000	Ares Acquisition Corp.(c)	487,000
107,500	Austerlitz Acquisition Corp. II(c)	1,048,124
52,488	CC Neuberger Principal Holdings II, Class A(c)	515,432
50,000	CC Neuberger Principal Holdings III(c)	488,500
50,000	Churchill Capital Corp. VII(c)	486,000
50,000	Compute Health Acquisition Corp.(c)	488,500
50,000	Conx Corp., Class A(c)	490,000
38,369	Direct Selling Acquisition Corp.(c)	386,760
50,000	FTAC Hera Acquisition Corp.(c)	487,000
46,043	GigCapital5, Inc.(c)	473,322
75,000	Jaws Mustang Acquisition Corp.(c)	732,000
75,000	KKR Acquisition Holdings I Corp.(c)	731,250
50,000	Landcadia Holdings IV, Inc.(c)	487,000
50,000	Lazard Growth Acquisition Corp. I(c)	486,500
13,637	McDermott International, Ltd.(c)	5,455
38,618	Pershing Square Tontine Holdings, Ltd.(c)	760,775
75,000	Social Capital Hedosophia Holdings Corp. VI(c)	761,250

Shares/Description		Value
75,000	SVF Investment Corp.(c)	$732,000

TOTAL COMMON STOCKS
(Cost $10,809,481)		10,778,868

PREFERRED STOCKS (0.44%)(a)
39,726	XAI Octagon Floating Rate Alternative Income Term Trust, Series 2026, 6.50%, 03/31/2026	1,048,568

TOTAL PREFERRED STOCKS
(Cost $992,700)		1,048,568

Principal Amount/Description		Rate	Maturity	Value
COLLATERALIZED LOAN OBLIGATIONS (5.31%)(a)
$500,000	Apidos CLO XXI(b)(d)	3M US L + 8.25%	07/18/27	496,577
500,000	Apidos CLO XXIV(b)(d)	3M US L + 5.80%	10/20/30	476,299
500,000	Apidos CLO XXXII(b)(d)	3M US L + 6.75%	01/20/33	503,823
500,000	Bain Capital Credit CLO 2019-3, Ltd.(b)(d)	3M US L + 7.15%	10/21/32	500,782
500,000	Barings CLO, Ltd.(b)(d)	3M US L + 5.82%	10/15/30	500,042
500,000	Canyon Capital CLO, Ltd.(b)(d)	3M US L + 5.75%	07/15/31	481,530
500,000	Carlyle Global Market Strategies CLO, Ltd.(b)(d)	3M US L + 5.35%	05/15/31	460,184
500,000	Carlyle Global Market Strategies CLO, Ltd.(b)(d)	3M US L + 5.50%	10/15/30	457,152
500,000	Carlyle US CLO 2021-1, Ltd.(b)(d)	3M US L + 6.00%	04/15/34	495,269
500,000	Chenango Park CLO, Ltd.(b)(d)	3M US L + 5.80%	04/15/30	493,769
500,000	Dorchester Park CLO DAC(b)(d)	3M US L + 5.00%	04/20/28	500,875
500,000	Fillmore Park CLO, Ltd.(b)(d)	3M US L + 5.40%	07/15/30	489,913
500,000	Goldentree Loan Management US CLO 3, Ltd.(b)(d)	3M US L + 2.85%	04/20/30	497,641
500,000	Milos CLO, Ltd.(b)(d)	3M US L + 6.15%	10/20/30	501,265
500,000	Myers Park CLO, Ltd.(b)(d)	3M US L + 5.50%	10/20/30	493,701
500,000	Neuberger Berman CLO XXIII, Ltd.(b)(d)	3M US L + 5.75%	10/17/27	497,771
500,000	Neuberger Berman Loan Advisers CLO 37, Ltd.(b)(d)	3M US L + 5.75%	07/20/31	499,984
500,000	Neuberger Berman Loan Advisers CLO 42, Ltd.(b)(d)	3M US L + 5.95%	07/16/35	499,980
500,000	Neuberger Berman Loan Advisers Clo 44, Ltd.(b)(d)	3M US L + 6.00%	10/16/34	500,000
500,000	Sound Point CLO XXVI, Ltd.(b)(d)	3M US L + 6.86%	07/20/34	495,080
500,000	THL Credit Wind River 2017-3 CLO, Ltd.(b)(d)	3M US L + 7.08%	04/15/35	500,516

Principal Amount/Description		Rate	Maturity	Value
$500,000	THL Credit Wind River CLO, Ltd.(b)(d)	3M US L + 5.75%	07/15/30	$484,298
500,000	Voya CLO 2019-1, Ltd.(b)(d)	3M US L + 6.12%	04/15/31	494,272
500,000	Voya CLO, Ltd.(b)(d)	3M US L + 5.25%	07/15/31	474,224
500,000	Voya CLO, Ltd.(b)(d)	3M US L + 5.95%	07/14/31	466,250
500,000	Webster Park CLO, Ltd.(b)(d)	3M US L + 5.50%	07/20/30	496,424

TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $12,881,768)				12,757,621

CONVERTIBLE CORPORATE BONDS (2.09%)(a)
Financial (2.09%)
1,724,093	BlackRock Capital Investment Corp.	5.00%	06/15/22	1,747,770
997,837	BlackRock TCP Capital Corp.	4.63%	03/01/22	1,015,213
500,000	Goldman Sachs BDC, Inc.	4.50%	04/01/22	509,990
1,648,448	New Mountain Finance Corp.	5.75%	08/15/23	1,741,501
				5,014,474
TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $4,547,267)				5,014,474

U.S. CORPORATE BONDS (3.77%)(a)
Basic Materials (0.13%)
260,000	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.(d)	9.00%	07/01/28	286,992
45,000	Unifrax Escrow Issuer Corp.(d)	7.50%	09/30/29	46,171
				333,163
Communications (0.82%)
275,000	Cengage Learning, Inc.(d)	9.50%	06/15/24	281,848
545,000	Embarq Corp Eq 7.995 06/01/36	8.00%	06/01/36	585,332
510,000	Endure Digital, Inc.(d)	6.00%	02/15/29	485,252
90,000	Frontier Communications Holdings LLC(d)	6.75%	05/01/29	94,972
435,000	Intelsat Jackson Holdings SA(d)(e)	8.50%	10/15/24	248,685
125,000	Mav Acquisition Corp.(d)	5.75%	08/01/28	122,991
165,000	Uber Technologies, Inc.(d)	6.25%	01/15/28	177,169
				1,996,249
Consumer, Cyclical (0.90%)
90,000	Carlson Travel, Inc.(d)	6.75%	12/15/25	80,553
45,000	Carnival Corp.(d)	7.63%	03/01/26	48,094
330,000	Dealer Tire LLC / DT Issuer LLC(d)	8.00%	02/01/28	346,022
60,000	Park River Holdings, Inc.(d)	5.63%	02/01/29	58,214
300,000	PetSmart, Inc. / PetSmart Finance Corp.(d)	7.75%	02/15/29	327,767
155,000	Premier Entertainment Sub LLC(d)	5.63%	09/01/29	156,755
125,000	Premier Entertainment Sub LLC(d)	5.88%	09/01/31	126,462
280,000	SWF Escrow Issuer Corp.(d)	6.50%	10/01/29	273,154
190,000	TKC Holdings, Inc.(d)	10.50%	05/15/29	208,577
75,000	United Airlines, Inc.(d)	4.63%	04/15/29	77,603
405,000	Wheel Pros, Inc.(d)	6.50%	05/15/29	392,346
59,000	Wolverine Escrow LLC(d)	9.00%	11/15/26	54,575
				2,150,122
Consumer, Non-cyclical (0.65%)
270,000	Air Methods Corp.(d)	8.00%	05/15/25	258,289

Principal Amount/Description		Rate	Maturity	Value
$160,000	CHS/Community Health Systems, Inc.(d)	6.88%	04/15/29	$160,598
40,000	Coty, Inc.(d)	6.50%	04/15/26	41,036
127,656	Pyxus Holdings, Inc.	10.00%	08/24/24	111,319
305,000	Radiology Partners, Inc.(d)	9.25%	02/01/28	328,501
110,000	Sabre GLBL, Inc.(d)	7.38%	09/01/25	117,376
420,000	Triton Water Holdings, Inc.(d)	6.25%	04/01/29	427,350
110,000	WASH Multifamily Acquisition, Inc.(d)	5.75%	04/15/26	115,002
				1,559,471
Energy (0.55%)
250,000	Kosmos Energy, Ltd.(f)	7.13%	04/04/26	245,549
580,000	NGL Energy Operating LLC / NGL Energy Finance Corp.(d)	7.50%	02/01/26	591,701
250,000	PBF Holding Co. LLC / PBF Finance Corp.(d)	9.25%	05/15/25	237,216
250,000	SierraCol Energy Andina LLC(d)	6.00%	06/15/28	244,766
				1,319,232
Financial (0.07%)
155,000	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC(d)	6.50%	02/15/29	159,650

Industrial (0.19%)
365,000	Triumph Group, Inc.(d)	6.25%	09/15/24	365,359
90,000	Triumph Group, Inc.	7.75%	08/15/25	89,148
				454,507
Technology (0.46%)
225,000	Austin BidCo, Inc.(d)	7.13%	12/15/28	226,997
510,000	Castle US Holding Corp.(d)	9.50%	02/15/28	535,770
305,000	Flexential Intermediate Corp.(d)	11.25%	08/01/24	330,660
				1,093,427
TOTAL U.S. CORPORATE BONDS
(Cost $9,094,445)				9,065,821

U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES (36.86%)(a)
288,246	Alternative Loan Trust(b)	3.35%	12/25/35	283,096
622,603	Alternative Loan Trust	5.50%	11/25/35	482,306
2,044,078	Alternative Loan Trust	5.50%	12/25/35	1,885,758
2,120,466	Alternative Loan Trust	5.75%	03/25/37	1,630,456
2,383,260	Alternative Loan Trust	6.00%	07/25/37	1,600,248
2,005,060	Alternative Loan Trust	6.25%	08/25/37	1,489,623
1,083,391	Alternative Loan Trust	6.50%	09/25/36	767,950
1,791,965	Banc of America Funding Trust(b)	2.79%	05/20/36	1,576,993
1,183,686	Banc of America Mortgage Trust	6.00%	09/25/37	1,200,091
1,385,806	Bear Stearns ALT-A Trust(b)	2.94%	01/25/36	1,360,445
895,878	Bear Stearns ARM Trust(b)	2.92%	07/25/36	869,476
2,732,709	Chase Mortgage Finance Trust Series(b)	1M US L + 0.60%	06/25/37	1,020,992
2,417,271	ChaseFlex Trust Series 2007-1	6.50%	02/25/37	1,303,209
3,930,000	CHL GMSR Issuer Trust(b)(d)	1M US L + 2.75%	05/25/23	3,939,643
1,569,062	CHL Mortgage Pass-Through Trust(b)	2.87%	03/25/37	1,500,643
1,624,274	CHL Mortgage Pass-Through Trust	5.75%	07/25/37	1,182,036
1,651,691	CHL Mortgage Pass-Through Trust(b)	1M US L + 0.60%	03/25/35	1,651,560
540,777	Citigroup Mortgage Loan Trust(b)	2.93%	04/25/37	520,905
1,249,374	Citigroup Mortgage Loan Trust, Inc.(b)	2.53%	10/25/35	877,698
798,020	CSFB Mortgage-Backed Pass-Through Certificates	5.50%	10/25/35	570,228

Principal Amount/Description		Rate	Maturity	Value
$1,560,938	CSMC Mortgage-Backed Trust	6.00%	02/25/37	$1,355,710
1,878,813	CSMC Mortgage-Backed Trust	6.75%	08/25/36	1,551,334
2,151,693	Fannie Mae REMICS(b)	0.00%	07/25/43	1,982,666
2,197,023	Fannie Mae REMICS(b)	5.90% - 1M US L	10/25/41	408,248
5,515,348	Fannie Mae REMICS(b)	6.05% - 1M US L	07/25/49	1,017,241
2,136,092	Fannie Mae REMICS(b)(g)	6.45% - 1M US L	03/25/42	366,824
1,944,983	Fannie Mae REMICS(b)(g)	6.50% - 1M US L	12/25/41	351,918
619,976	Fannie Mae REMICS(b)	7.62% - 1M US L	11/25/42	637,008
1,083,007	Federal Home Loan Mortgage Corp. REMICS(b)	4.05% - 1M US L	01/15/33	1,112,800
415,519	First Horizon Alternative Mortgage Securities Trust(b)	2.83%	10/25/35	399,885
1,700,000	FMC GMSR Issuer Trust(b)(d)	4.36%	07/25/26	1,700,586
13,537,994	Freddie Mac REMICS	2.00%	11/25/50	1,170,434
4,608,476	Freddie Mac REMICS	4.00%	12/15/40	5,058,407
3,904,234	Freddie Mac REMICS(b)(g)	5.90% - 1M US L	12/15/41	590,829
4,244,576	Freddie Mac REMICS(b)(g)	6.10% - 1M US L	08/25/50	972,786
4,905,303	Government National Mortgage Association	3.50%	02/20/47	5,196,791
8,000,000	Government National Mortgage Association(b)(g)	3.70% - 30D US SOFR	09/20/51	1,250,000
6,859,599	Government National Mortgage Association(b)(g)	3.75% - 1M US L	10/20/50	900,337
9,753,902	Government National Mortgage Association(b)(g)	3.75% - 1M US L	11/20/50	1,038,331
16,842,089	Government National Mortgage Association(b)(g)	3M US L + 2.44%	06/20/51	1,079,960
10,401,458	Government National Mortgage Association(b)	5.37% - 1M US L	07/20/44	1,499,328
4,836,645	Government National Mortgage Association(b)	6.00% - 1M US L	05/20/44	844,992
4,553,334	Government National Mortgage Association(b)(g)	6.30% - 1M US L	09/20/50	968,388
4,419,533	Government National Mortgage Association(b)(g)	6.30% - 1M US L	10/20/50	750,220
4,771,519	Government National Mortgage Association(b)(g)	6.30% - 1M US L	01/20/51	1,009,130
995,691	Homeward Opportunities Fund Trust 2020-BPL1(d)(h)	5.44%	08/25/25	1,023,968
2,057,248	IndyMac INDX Mortgage Loan Trust(b)	1M US L + 0.25%	09/25/37	2,096,105
5,900,000	Legacy Mortgage Asset Trust(d)(h)	4.50%	11/25/59	5,930,458
1,706,963	Luminent Mortgage Trust(b)	1M US L + 0.40%	05/25/36	1,612,977
1,141,296	Luminent Mortgage Trust(b)	1M US L + 0.42%	05/25/36	1,137,497
400,000	Mello Warehouse Securitization Trust(b)(d)	1M US L + 3.25%	11/25/52	400,430
1,868,703	Nomura Asset Acceptance Corp. Alternative Loan Trust(h)	5.69%	08/25/35	1,238,258

Principal Amount/Description		Rate	Maturity	Value
$7,604,423	Nomura Asset Acceptance Corp. Alternative Loan Trust(b)	1M US L + 0.54%	02/25/36	$1,478,584
1,629,226	RALI Series Trust(b)	5.07%	09/25/37	1,615,477
2,147,982	Residential Asset Securitization Trust	5.75%	02/25/36	1,299,316
2,004,297	Residential Asset Securitization Trust	6.00%	05/25/37	1,602,213
834,781	RFMSI Trust(b)	2.43%	06/25/35	645,635
1,740,432	RFMSI Trust	6.00%	09/25/36	1,651,958
1,936,000	Spruce Hill Mortgage Loan Trust 2020-SH1(b)(d)	4.68%	01/28/50	1,972,554
593,910	Structured Adjustable Rate Mortgage Loan Trust(b)	3.10%	12/25/35	572,389
1,536,243	Structured Adjustable Rate Mortgage Loan Trust(b)	3.48%	09/25/37	1,516,194
315,100	Structured Asset Mortgage Investments II Trust(b)	1.16%	03/25/46	318,283
1,046,757	WaMu Mortgage Pass-Through Certificates Trust(b)	2.77%	08/25/36	1,009,768
1,195,512	WaMu Mortgage Pass-Through Certificates Trust(b)	2.92%	08/25/46	1,184,606
1,274,111	WaMu Mortgage Pass-Through Certificates Trust(b)	3.29%	03/25/37	1,291,347

TOTAL U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES
(Cost $94,343,827)				88,525,526

U.S. GOVERNMENT BONDS AND NOTES (8.66%)(a)
23,150,000	U.S. Treasury Bond	1.63%	11/15/50	20,805,157

TOTAL U.S. GOVERNMENT BONDS AND NOTES
(Cost $22,008,353)				20,805,157

FOREIGN CORPORATE BONDS (5.46%)(a)
Basic Materials (0.41%)
200,000	Braskem Netherlands Finance BV	5.88%	01/31/50	227,750
200,000	Cia de Minas Buenaventura SAA(d)	5.50%	07/23/26	197,986
100,000	Eldorado Gold Corp.(d)	6.25%	09/01/29	99,245
200,000	Unigel Luxembourg SA(f)	8.75%	10/01/26	215,242
250,000	Vedanta Resources Finance II PLC(d)	9.25%	04/23/26	238,541
				978,764
Communications (0.38%)
350,000	Oi SA(i)	10.00% (10.00%)	07/27/25	328,982
200,000	Sixsigma Networks Mexico SA de CV	7.50%	05/02/25	194,829
300,000	Telecommunications Services of Trinidad & Tobago, Ltd.(f)	8.88%	10/18/29	320,852
80,000	Telesat Canada / Telesat LLC(d)	5.63%	12/06/26	76,903
				921,566
Consumer, Non-cyclical (0.57%)
150,000	Atento Luxco 1 SA(d)	8.00%	02/10/26	164,442
150,000	Camposol SA(d)	6.00%	02/03/27	155,137
150,000	Camposol SA(f)	6.00%	02/03/27	155,138
250,000	Frigorifico Concepcion SA(d)	7.70%	07/21/28	259,120
450,000	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.(d)	7.00%	12/31/27	431,933
200,000	TBLA International Pte, Ltd.	7.00%	01/24/23	195,881
				1,361,651

Principal Amount/Description		Rate	Maturity	Value
Diversified (0.08%)
$200,000	ABM Investama Tbk PT(d)	9.50%	08/05/26	$192,000

Energy (1.25%)
250,000	AI Candelaria Spain SLU(d)	5.75%	06/15/33	248,874
200,000	Frontera Energy Corp.(d)	7.88%	06/21/28	194,250
200,000	FS Luxembourg SARL(d)	10.00%	12/15/25	220,090
250,000	Geopark, Ltd.	6.50%	09/21/24	256,931
250,000	Gran Tierra Energy, Inc.(d)	7.75%	05/23/27	217,035
200,000	Hunt Oil Co. of Peru LLC Sucursal Del Peru(f)	6.38%	06/01/28	201,136
150,000	NGD Holdings BV	6.75%	12/31/26	145,755
200,000	Pertamina Persero PT(f)	4.15%	02/25/60	198,357
300,000	Peru LNG Srl(f)	5.38%	03/22/30	243,560
100,000	Petrobras Global Finance BV	5.50%	06/10/51	93,225
240,000	Petrobras Global Finance BV	6.90%	03/19/49	267,666
250,000	Petroleos Mexicanos	6.38%	01/23/45	212,951
100,000	Petroleos Mexicanos	6.75%	09/21/47	87,370
200,000	Tullow Oil PLC(d)	10.25%	05/15/26	209,102
197,194	UEP Penonome II SA(d)	6.50%	10/01/38	206,466
				3,002,768
Financial (1.94%)
200,000	Agile Group Holdings, Ltd.(b)(j)	6.88%	Perpetual Maturity	182,176
7,442	Alpha Capital SAS / AlphaDebit S.A. de C.V(d)(i)	10.00%	02/01/22	7,442
300,000	Alpha Holding SA de CV(d)	9.00%	02/10/25	44,250
200,000	Banco Davivienda SA(b)(d)(j)	10Y US TI + 5.10%	Perpetual Maturity	213,759
300,000	Banco do Brasil SA(b)(j)	6.25%	Perpetual Maturity	299,582
200,000	Banco General SA(b)(d)(j)	10Y US TI + 3.67%	Perpetual Maturity	202,502
100,000	Banco GNB Sudameris SA(b)(f)	5Y US TI + 4.56%	04/03/27	99,996
200,000	Banco GNB Sudameris SA(b)(d)	5Y US TI + 6.66%	04/16/31	204,240
150,000	Banco Macro SA(b)(f)	6.75%	11/04/26	129,434
200,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand(b)(j)	8.50%	Perpetual Maturity	205,250
300,000	Bangkok Bank PCL(b)(d)(j)	5Y US TI + 4.73%	Perpetual Maturity	312,374
200,000	Central China Real Estate, Ltd.	7.25%	07/16/24	123,155
250,000	Credito Real SAB de CV SOFOM ER(b)(f)(j)	9.13%	Perpetual Maturity	180,700
200,000	Credivalores-Crediservicios SAS(d)	8.88%	02/07/25	163,817
250,000	Gilex Holding SARL	8.50%	05/02/23	255,045
350,000	Itau Unibanco Holding SA Island(b)(f)(j)	5Y US TI + 4.63%	Perpetual Maturity	335,047
200,000	Jababeka International BV(f)	6.50%	10/05/23	193,707
200,000	Logan Group Co., Ltd.(b)(j)	5Y US TI + 6.00%	Perpetual Maturity	197,060
250,000	Mexarrend SAPI de CV(d)	10.25%	07/24/24	239,781
200,000	Operadora de Servicios Mega SA de CV Sofom ER(d)	8.25%	02/11/25	201,841
200,000	RKP Overseas Finance, Ltd.(j)	7.95%	Perpetual Maturity	187,634
200,000	Ronshine China Holdings, Ltd.	6.75%	08/05/24	136,476

Principal Amount/Description		Rate	Maturity	Value
$200,000	Theta Capital Pte, Ltd.	6.75%	10/31/26	$197,995
250,000	Unifin Financiera SAB de CV(b)(f)(j)	8.88%	Perpetual Maturity	190,955
200,000	Yuzhou Group Holdings Co., Ltd.	8.30%	05/27/25	147,599
				4,651,817
Industrial (0.16%)
200,000	Interpipe Holdings PLC(d)	8.38%	05/13/26	197,239
160,000	Tervita Corp.(d)	11.00%	12/01/25	181,321
				378,560
Utilities (0.67%)
250,000	AES Andes SA	7.13%	03/26/79	265,770
200,000	AES Andres BV(d)	5.70%	05/04/28	206,729
300,000	Empresas Publicas de Medellin ESP(f)	4.38%	02/15/31	297,105
200,000	Guacolda Energia SA(f)	4.56%	04/30/25	132,752
200,000	Inkia Energy, Ltd.(f)	5.88%	11/09/27	208,430
250,000	Minejesa Capital BV	5.63%	08/10/37	264,438
250,000	Mong Duong Finance Holdings BV(f)	5.13%	05/07/29	249,551
				1,624,775
TOTAL FOREIGN CORPORATE BONDS
(Cost $13,366,751)				13,111,901

FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES (0.54%)(a)
Government (0.46%)
250,000	Brazilian Government International Bond	4.75%	01/14/50	221,943
200,000	Colombia Government International Bond	5.00%	06/15/45	195,678
250,000	Dominican Republic International Bond(f)	5.30%	01/21/41	247,878
200,000	El Salvador Government International Bond(f)	7.13%	01/20/50	138,502
300,000	Ukraine Government International Bond(f)	7.25%	03/15/33	304,732
				1,108,733
Utilities (0.08%)
200,000	Instituto Costarricense de Electricidad(d)	6.75%	10/07/31	198,214

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES
(Cost $1,388,517)				1,306,947

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (32.45%)(a)
28,899	Affirm Asset Securitization Trust 2021-Z1(d)(k)	0.00%	08/15/24	410,052
372,000	Alen 2021-ACEN Mortgage Trust(b)(d)	1M US L + 4.00%	04/15/26	375,757
700,000	AMSR 2021-SFR3 Trust(d)	4.90%	10/17/26	701,663
1,550,000	AMSR 2021-SFR3 Trust(d)	5.88%	10/17/26	1,553,669
538,000	AREIT Trust(b)(d)	30D SOFR + 2.76%	09/16/36	533,441
433,000	Atrium Hotel Portfolio Trust(b)(d)	1M US L + 3.40%	06/15/35	425,234
500,000	Atrium XIII(b)(d)	3M US L + 6.05%	11/21/30	492,014

Principal Amount/Description		Rate	Maturity	Value
$500,000	Atrium XIV LLC(b)(d)	3M US L + 5.65%	08/23/30	$496,368
730,000	BAMLL Commercial Mortgage Securities Trust(b)(d)	2.57%	03/15/34	729,227
631,000	Bancorp Commercial Mortgage Trust(b)(d)	1M US L + 2.35%	03/17/36	630,275
682,000	BBCMS Trust(b)(d)	1M US L + 3.55%	07/15/37	678,235
487,628	BB-UBS Trust(b)(d)	3.68%	06/05/30	371,939
498,000	Benchmark 2018-B4 Mortgage Trust(b)(d)	2.96%	07/17/51	460,176
315,000	BF Mortgage Trust(b)(d)	1M US L + 3.00%	12/15/35	310,778
2,140,625	Blackbird Capital Aircraft Lease Securitization, Ltd.(d)(h)	5.68%	12/16/41	2,120,602
321,000	BX Commercial Mortgage Trust(b)(d)	1M US L + 1.90%	04/15/34	320,744
325,000	BX Trust(b)(d)	4.08%	12/06/41	335,989
316,000	Carbon Capital VI Commercial Mortgage Trust(b)(d)	1M US L + 2.85%	11/15/21	304,719
5,000	Carvana Auto Receivables Trust(d)(k)	0.00%	05/10/28	2,505,892
404,603	Castlelake Aircraft Securitization Trust(d)	6.63%	06/15/43	318,915
1,250,000	Castlelake Aircraft Structured Trust(d)(k)	0.00%	04/15/39	387,500
500,000	CIFC Funding, Ltd.(b)(d)	3M US L + 6.50%	07/15/34	499,907
138,000	Citigroup Commercial Mortgage Trust(d)	2.85%	02/12/49	98,871
475,000	Citigroup Commercial Mortgage Trust(b)(d)	3.62%	12/12/41	381,423
196,000	Citigroup Commercial Mortgage Trust(b)(d)	4.42%	02/12/48	193,785
319,000	Citigroup Commercial Mortgage Trust(b)(d)	1M US L + 3.65%	12/15/36	315,211
320,000	Citigroup Commercial Mortgage Trust 2019-SMRT(b)(d)	4.75%	01/10/36	335,592
878,000	COMM Mortgage Trust(b)(d)	1M US L + 2.18%	09/15/33	864,833
286,000	Commercial Mortgage Pass-Through Certificates(b)	4.53%	08/12/48	306,056
428,000	CSAIL 2016-C6 Commercial Mortgage Trust(b)(d)	5.09%	01/15/49	384,798
269,160	DBGS 2018-BIOD Mortgage Trust(b)(d)	1M US L + 2.00%	05/15/35	269,790
416,000	DBJPM 16-C1 Mortgage Trust(b)	3.33%	05/12/49	403,686
500,000	Dryden 37 Senior Loan Fund(b)(d)	3M US L + 5.15%	01/15/31	477,011
500,000	Dryden 38 Senior Loan Fund(b)(d)	3M US L + 5.60%	07/15/30	485,378
500,000	Dryden 40 Senior Loan Fund(b)(d)	3M US L + 5.75%	08/15/31	493,750
497,412	Extended Stay America Trust 2021-ESH(b)(d)	1M US L + 3.70%	07/15/26	504,266
9,157,567	Fannie Mae-Aces(b)(g)	0.58%	12/25/30	286,421
18,928,551	Fannie Mae-Aces(b)(g)	0.87%	07/25/32	1,369,249
5,492,364	Fannie Mae-Aces(b)(g)	1.15%	03/25/31	489,191
5,212,720	Fannie Mae-Aces(b)(g)	1.30%	09/25/30	432,373
700,000	FirstKey Homes 2020-SFR1 Trust(d)	4.28%	08/19/37	720,225

Principal Amount/Description		Rate	Maturity	Value
$546,000	Fontainebleau Miami Beach Trust(b)(d)	3.96%	12/12/36	$532,837
750,000	Freddie Mac Multifamily Structured Credit Risk(b)(d)	30D US SOFR + 3.75%	01/25/51	792,739
267,035	FREMF 2015-KF07 Mortgage Trust(b)(d)	1M US L + 4.95%	02/25/25	268,396
299,980	FREMF 2016-KF19 Mortgage Trust(b)(d)	1M US L + 5.50%	06/25/23	300,726
266,080	FREMF 2016-KF25 Mortgage Trust(b)(d)	1M US L + 5.00%	10/25/23	266,658
889,907	FREMF 2018-KF56 Mortgage Trust(b)(d)	1M US L + 5.80%	11/25/28	899,433
394,367	FREMF Mortgage Trust(b)(d)	1M US L + 5.05%	07/25/23	398,861
1,200,000	FRTKL 2021-SFR1(d)	4.11%	09/17/26	1,208,423
6,106,549	Ginnie Mae Strip(g)	1.40%	09/16/45	538,274
8,286,320	Government National Mortgage Association(b)(g)	0.02%	09/16/53	60,195
7,443,920	Government National Mortgage Association(b)(g)	0.82%	09/16/58	366,461
6,222,502	Government National Mortgage Association(b)(g)	0.99%	12/16/62	517,164
6,199,293	Government National Mortgage Association(b)(g)	1.00%	05/16/63	544,884
1,100,000	Great Wolf Trust(b)(d)	1M US L + 3.13%	12/15/36	1,081,012
300,000	GS Mortgage Securities Corp. Trust 2018-RIVR(b)(d)	1M US L + 1.55%	07/15/35	284,057
1,577,000	GS Mortgage Securities Trust(b)(d)	4.51%	11/10/47	1,074,722
655,000	GS Mortgage Securities Trust(b)(d)	1M US L + 3.92%	07/15/31	602,334
373,000	GS Mortgage Securities Trust 2015-GC28(b)(d)	4.46%	02/10/48	377,435
230,000	Hawaii Hotel Trust(b)(d)	1M US L + 2.75%	05/15/38	229,832
500,000	Highbridge Loan Management 4-2014, Ltd.(b)(d)	3M US L + 5.55%	01/28/30	485,039
500,000	Highbridge Loan Management, Ltd.(b)(d)	3M US L + 5.10%	02/05/31	468,750
187,113	HPLY Trust(b)(d)	1M US L + 3.90%	11/17/36	182,582
500,000	J.P. Morgan Chase Commercial Mortgage Securities Trust(b)	4.01%	10/07/31	499,228
1,062,000	JP Morgan BB Commercial Mortgage Securities Trust(b)(d)	3.36%	11/18/48	834,595
632,000	JP Morgan BB Commercial Mortgage Securities Trust(b)(d)	3.94%	02/18/48	569,218
290,000	JP Morgan BB Commercial Mortgage Securities Trust	3.99%	10/19/48	299,690
109,000	JP Morgan Chase Commercial Mortgage Securities Trust(d)	4.34%	05/05/32	110,445
111,000	JP Morgan Chase Commercial Mortgage Securities Trust(b)(d)	4.45%	05/05/32	112,748
130,000	JP Morgan Chase Commercial Mortgage Securities Trust(b)(d)	4.45%	05/05/32	128,466
136,000	JP Morgan Chase Commercial Mortgage Securities Trust(b)(d)	4.45%	05/05/32	125,103

Principal Amount/Description		Rate	Maturity	Value
$148,000	JP Morgan Chase Commercial Mortgage Securities Trust(b)(d)	4.45%	05/05/32	$131,762
77,604	JP Morgan Chase Commercial Mortgage Securities Trust	5.34%	05/15/47	68,097
411,000	JP Morgan Chase Commercial Mortgage Securities Trust(b)(d)	5.71%	02/15/46	156,046
320,000	JP Morgan Chase Commercial Mortgage Securities Trust(b)(d)	1M US L + 3.00%	07/15/36	315,845
6,449,322	JPMBB Commercial Mortgage Securities Trust(b)(g)	1.05%	09/17/47	130,129
7,301,361	JPMBB Commercial Mortgage Securities Trust(b)(d)(g)	1.10%	08/17/46	125,531
372,000	JPMBB Commercial Mortgage Securities Trust 2014-C26(b)(d)	4.02%	12/15/24	366,077
500,000	LCM Loan Income Fund I Income Note Issuer, Ltd.(b)(d)	3M US L + 5.60%	07/16/31	465,867
500,000	LCM XIV LP(b)(d)	3M US L + 5.50%	07/20/31	460,000
500,000	LCM XVII LP(b)(d)	3M US L + 6.00%	10/15/31	461,879
6,200,000	Legacy Mortgage Asset Trust(d)(h)	4.25%	04/25/59	6,217,246
500,000	Madison Park Funding XXVI, Ltd.(b)(d)	3M US L + 6.50%	07/29/30	498,011
365,000	MFT Trust 2020-ABC(b)(d)	3.48%	02/10/30	332,808
371,000	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34(d)	2.70%	10/15/27	331,275
350,000	Morgan Stanley Capital I Trust(b)(d)	1M US L + 3.05%	07/15/35	348,443
210,000	Morgan Stanley Capital I Trust(b)(d)	1M US L + 4.35%	11/15/34	197,986
300,000	Morgan Stanley Capital I Trust 2012-C4(b)(d)	5.54%	03/15/22	299,842
372,000	Morgan Stanley Capital I Trust 2018-H4(d)	3.00%	12/15/28	332,593
571,199	Mosaic Solar Loan Trust(d)(k)	0.00%	04/20/46	514,699
1,532,938	New Century Home Equity Loan Trust(b)	1M US L + 0.18%	05/25/36	1,504,870
500,000	Octagon Investment Partners 26, Ltd.(b)(d)	3M US L + 8.09%	07/15/30	466,391
500,000	Octagon Investment Partners 29, Ltd.(b)(d)	3M US L + 7.25%	01/24/33	501,678
500,000	Octagon Investment Partners 40, Ltd.(b)(d)	3M US L + 6.46%	04/20/31	500,833
500,000	Octagon Investment Partners 42, Ltd.(b)(d)	3M US L + 6.75%	07/15/34	500,068
500,000	Octagon Investment Partners 45, Ltd.(b)(d)	3M US L + 7.69%	10/15/32	503,277
500,000	Octagon Investment Partners XVI, Ltd.(b)(d)	3M US L + 5.75%	07/17/30	492,363
500,000	Octagon Investment Partners XXI, Ltd.(b)(d)	3M US L + 7.00%	02/14/31	502,461
500,000	Octagon Investment Partners XXII, Ltd.(b)(d)	3M US L + 1.90%	01/22/30	499,000
500,000	OHA Credit Funding 3, Ltd.(b)(d)	3M US L + 6.25%	07/02/35	500,054
319,000	One Market Plaza Trust(d)	4.14%	02/10/32	322,781
5,043,000	Option One Mortgage Loan Trust 2006-1(b)	1M US L + 0.57%	01/25/36	4,625,095

Principal Amount/Description		Rate	Maturity	Value
$1,886,319	PR Mortgage Loan Trust(b)(d)	5.90%	10/25/49	$1,882,001
1,800,000	Progress Residential 2021-SFR8 Trust(d)	4.01%	10/17/26	1,812,616
1,800,000	Progress Residential Trust(d)	4.00%	07/17/26	1,820,198
282,334	RMAT LLC(d)(h)	8.85%	11/25/35	282,798
500,000	RR 6, Ltd.(b)(d)	3M US L + 5.85%	04/15/36	494,487
10,000	SoFi Professional Loan Program 2021-B Trust(d)	0.00%	02/15/47	657,895
35,000	Sofi Professional Loan Program Trust(d)	0.00%	08/17/43	833,006
50,000	Sofi Professional Loan Program Trust(d)	0.00%	01/25/48	1,156,951
20,000	SoFi Professional Loan Program Trust(d)	0.00%	05/15/46	950,607
28,017	SoFi Professional Loan Program, LLC	0.00%	08/17/48	516,920
500,000	Trimaran CAVU, Ltd.(b)(d)	3M US L + 4.72%	11/26/32	504,783
333,000	UBS-Barclays Commercial Mortgage Trust(b)(d)	4.08%	03/12/46	289,568
300,000	UBS-Barclays Commercial Mortgage Trust 2013-C5(b)(d)	4.08%	03/12/46	298,912
735,000	Upstart Pass-Through Trust Series 2021-ST8(d)	0.00%	10/20/29	920,310
1,000	Upstart Securitization Trust 2021-2	0.00%	06/20/31	836,805
440,481	VMC Finance LLC(b)(d)	1M US L + 2.65%	09/15/36	437,190
1,200,000	VOLT XCVI LLC(d)	4.83%	03/27/51	1,200,942
515,915	WAVE LLC(d)	7.00%	09/15/44	418,543
332,000	Wells Fargo Commercial Mortgage Trust(d)	3.12%	03/15/59	315,518
1,693,991	Willis Engine Structured Trust VI(d)	7.39%	05/15/46	1,690,818

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $79,383,588)				77,929,187

Shares/Description		Value
SHORT-TERM INVESTMENTS (6.80%)(a)
16,322,394	State Street Institutional Trust (7 Day Yield 0.01%)	16,322,394

TOTAL SHORT-TERM INVESTMENTS
(Cost $16,322,394)		16,322,394

TOTAL INVESTMENTS (133.82%)
(Cost $327,410,864)		$321,384,471

Liabilities in Excess of Other Assets (-33.82%)		(81,227,889)
NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS (100.00%)		$240,156,582

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

TI - Treasury Index

Reference Rates:

1M US L - 1 Month LIBOR as of September 30, 2021 was 0.08%

3M US L - 3 Month LIBOR as of September 30, 2021 was 0.13%

6M US L - 6 Month LIBOR as of September 30, 2021 was 0.16%

30D US SOFR - 30 Day SOFR as of September 30, 2021 was 0.05%

5Y US TI -  5 Year US Treasury Index as of September 30, 2021 was 0.98%

10Y US TI -  10 Year US Treasury Index as of September 30, 2021 was 1.52%

(a)	All or a portion of the security has been pledged as collateral in connection with an open credit agreement. At September 30, 2021, the value of securities pledged amounted to $321,384,471, which represents approximately 133.82% of net assets.
(b)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	Non-income producing security.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. The total value of Rule 144A securities amounts to $105,378,765, which represents 43.88% of net assets as of September 30, 2021.
(e)	Security is currently in default.
(f)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Directors (the "Board"). As of September 30, 2021, the aggregate fair value of those securities was $4,288,624, representing 1.79% of net assets.
(g)	Interest only securities.
(h)	Step up bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at September 30, 2021.
(i)	Pay-in-kind securities. Rate paid in-kind is shown in parenthesis.
(j)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(k)	Issued with a zero coupon.

See Notes to Schedule of Investments

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes to Quarterly Schedule of Investments	September 30, 2021 (Unaudited)

1. ORGANIZATION

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. (the “Fund”) is a closed-end management investment company that was organized as a Maryland corporation on June 22, 2016, and commenced investment operations on September 28, 2016. The investment adviser to the Fund is RiverNorth Capital Management, LLC (the “Adviser”). The Fund’s sub-adviser is DoubleLine Capital, LP (“Sub-Adviser”). The Fund is a diversified investment company with an investment objective to seek current income and overall total return.

The Fund seeks to achieve its investment objective by allocating its Managed Assets among two principal strategies; under normal market conditions, the Fund may allocate between 10% and 35% of its Managed Assets to the Tactical Closed-End Fund Income Strategy and 65% to 90% of its Managed Assets to the Opportunistic Income Strategy. The Adviser will determine the portion of the Fund’s Managed Assets to allocate to each strategy and may, from time to time, adjust the allocations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The financial statements are prepared in accordance with U.S. GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures, including the disclosure of contingent assets and liabilities, in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance applicable to investment companies as codified in Accounting Standards Codification (“ASC”) 946 – Investment Companies. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on September 30, 2021.

Security Valuation: The Fund’s investments are generally valued at their fair value using market quotations. If a market value quotation is unavailable a security may be valued at its estimated fair value as described in Note 3.

Security Transactions and Investment Income: The Fund follows industry practice and records security transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Fund and interest income and expenses are recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. Settlement on bank loans transactions may be in excess of seven business days. Interest only stripped mortgage backed securities (“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the Fund upon maturity of an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes to Quarterly Schedule of Investments	September 30, 2021 (Unaudited)

Share Valuation: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (“the Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by dividing the value of all of the securities and other assets of the Fund, less the liabilities (including accrued expenses and indebtedness), by the total number of common shares outstanding.

3. Securities valuation and fair value measurements

Fair value is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. U.S. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including closed-end funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or the Sub-Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or the Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, Sub-Adviser, or valuation committee in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes to Quarterly Schedule of Investments	September 30, 2021 (Unaudited)

Investments in mutual funds, including short term investments, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be classified as Level 1 securities.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, foreign government bonds and notes, supranationals and foreign agencies, asset backed obligations, non-agency collateralized mortgage obligations, U.S. Government/Agency mortgage backed securities, business development company notes, bank loans, and collateralized loan obligations are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Foreign currency positions, including forward foreign currency contracts, are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern Time. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

Short-term investments in fixed income securities, excluding money market funds, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Fund’s good faith pricing guidelines, the Adviser, Sub-Adviser, or valuation committee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser, Sub-Adviser, or valuation committee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) discounted cash flow models; (iii) weighted average cost or weighted average price; (iv) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (v) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s, a Sub-Adviser’s, or the valuation committee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser or a Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes to Quarterly Schedule of Investments	September 30, 2021 (Unaudited)

Good faith pricing may also be used in instances when the bonds in which the Fund invests default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used at September 30, 2021 in valuing the Fund’s assets and liabilities:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$29,366,102	$–	$–	$29,366,102
Business Development Companies	5,559,509	–	–	5,559,509
Bank Loans	–	15,703,609	–	15,703,609
Business Development Company Notes	8,828,184	5,260,603	–	14,088,787
Common Stocks	10,778,868	–	–	10,778,868
Preferred Stocks	1,048,568	–	–	1,048,568
Collateralized Loan Obligations	–	12,757,621	–	12,757,621
Convertible Corporate Bonds	–	5,014,474	–	5,014,474
U.S. Corporate Bonds	–	9,065,821	–	9,065,821
U.S. Government / Agency Mortgage Backed Securities	–	88,525,526	–	88,525,526
U.S. Government Bonds and Notes	–	20,805,157	–	20,805,157
Foreign Corporate Bonds	–	13,111,901	–	13,111,901
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	–	1,306,947	–	1,306,947
Non-Agency Collateralized Mortgage Obligations	–	77,929,187	–	77,929,187
Short-Term Investments	16,322,394	–	–	16,322,394
Total	$71,903,625	$249,480,846	$–	$321,384,471

*	Refer to the Fund's Schedule of Investments for a listing of securities by type.

The fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value, and there were no transfers into or out of Level 3 during the year.